June 26, 2012

Supplement

SUPPLEMENT DATED JUNE 26, 2012 TO THE PROSPECTUS OF
MORGAN STANLEY U.S. GOVERNMENT MONEY MARKET TRUST
Dated May 31, 2012

Effective June 25, 2012, Morgan Stanley Investment Management Inc. entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Limited with respect to Morgan Stanley U.S. Government Money Market Trust (the "Fund"). As a result, the following changes to the Prospectus are required:

The second sentence of the first paragraph of the section of the Prospectus entitled "Fund Summary—Principal Investment Strategies" is hereby deleted and replaced with the following:

In selecting investments, the Adviser and/or Sub-Adviser seek to maintain the Fund's share price at $1.00.

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The heading of the section of the Prospectus entitled "Fund Summary—Adviser" is hereby replaced with "Fund Summary—Adviser and Sub-Adviser."

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The first paragraph of the section of the Prospectus entitled "Fund Summary—Adviser" is hereby deleted and replaced with the following:

Adviser. Morgan Stanley Investment Management Inc.

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The following is hereby added as the second paragraph of the section of the Prospectus entitled "Fund Summary—Adviser":

Sub-Adviser. Morgan Stanley Investment Management Limited.

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The second sentence of the first paragraph of the section of the Prospectus entitled "Fund Details—Additional Information about the Fund's Investment Objectives, Strategies and Risks—Principal Investment Strategies" is hereby deleted and replaced with the following:

In selecting investments, the Adviser and/or Sub-Adviser seek to maintain the Fund's share price at $1.00.

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The first sentence of the penultimate paragraph of the section of the Prospectus entitled "Fund Details—Additional Information about the Fund's Investment Objectives, Strategies and Risks—Principal Investment Strategies" is hereby deleted and replaced with the following:

The Adviser and/or Sub-Adviser actively manage the Fund's assets in an attempt to reduce the risk of losing any principal investment as a result of credit or interest rate risks.

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The last paragraph of the section of the Prospectus entitled "Fund Details—Additional Information about the Fund's Investment Objectives, Strategies and Risks—Principal Investment Strategies" is hereby deleted and replaced with the following:

In pursuing the Fund's investment objective, the Adviser and/or Sub-Adviser has considerable leeway in deciding which investments they buy, hold or sell on a day-to-day basis and which trading strategies they use. For example, the Adviser and/or Sub-Adviser in their discretion may determine to use some permitted trading strategies while not using others.

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The following is hereby added as the second paragraph of the section of the Prospectus entitled "Fund Details—Fund Management":

The Adviser has entered into a sub-advisory agreement with the Sub-Adviser—Morgan Stanley Investment Management Limited ("MSIM Limited"). The Sub-Adviser is a wholly owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with investment advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Trustees. The Adviser pays compensation, if any, to the Sub-Adviser on a monthly basis. The compensation paid is a portion of the net advisory fees the Adviser receives from the Fund. MSIM Limited's address is 25 Cabot Square, Canary Wharf, London, E14 4QA, England.

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The last paragraph of the section of the Prospectus entitled "Fund Details—Fund Management" is hereby deleted and replaced with the following:

A discussion regarding the basis for the Board of Trustees' approval of the investment advisory agreement is available in the Fund's semiannual report to shareholders for the period ended July 31, 2011. A discussion regarding the basis for the Board of Trustees' approval of the sub-advisory agreement with MSIM Limited will be available in the Fund's semiannual report to shareholders for the period ended July 31, 2012.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

USGSPT 6/12

June 26, 2012

Supplement

SUPPLEMENT DATED JUNE 26, 2012 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY U.S. GOVERNMENT MONEY MARKET TRUST
Dated May 31, 2012

Effective June 25, 2012, Morgan Stanley Investment Management Inc. entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Limited with respect to Morgan Stanley U.S. Government Money Market Trust (the "Fund"). As a result, the following changes to the Statement of Additional Information ("SAI") are required:

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The following is hereby added as the twelfth paragraph of the section of the Fund's SAI entitled "Glossary of Selected Defined Terms":

"Sub-Adviser"—Morgan Stanley Investment Management Limited, a wholly-owned subsidiary of Morgan Stanley.

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The heading of the section of the Fund's SAI entitled "V. Investment Advisory and Other Services—A. Adviser and Administrator" is hereby replaced with "V. Investment Advisory and Other Services—A. Adviser, Sub-Adviser and Administrator."

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The following is hereby added as the second paragraph of the section of the Fund's SAI entitled "V. Investment Advisory and Other Services—A. Adviser and Administrator":

The Sub-Adviser for the Fund is Morgan Stanley Investment Management Limited, a wholly-owned subsidiary of Morgan Stanley, whose address is 25 Cabot Square, Canary Wharf, London, E14 4QA, England.

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The following is hereby added as the fifth paragraph of the section of the Fund's SAI entitled "V. Investment Advisory and Other Services—A. Adviser and Administrator":

The Adviser has entered into a sub-advisory agreement with the Sub-Adviser. The Sub-Adviser provides the Fund with investment advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Trustees. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

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The heading of the section of the Fund's SAI entitled "V. Investment Advisory and Other Services—C. Services Provided by the Adviser and Administrator" is hereby replaced with "V. Investment Advisory and Other Services—C. Services Provided by the Adviser, Sub-Adviser and Administrator."

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The following is hereby added as the third paragraph of the section of the Fund's SAI entitled "V. Investment Advisory and Other Services—C. Services Provided by the Adviser and Administrator":

Pursuant to the sub-advisory agreement, the Sub-Adviser has been retained, subject to the overall supervision of the Adviser, to continuously furnish investment advice concerning individual security selections, asset allocations and overall economic trends and to assist with the management of the Fund's portfolio.

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References in the Fund's SAI to the "Adviser" are hereby changed to the "Adviser and/or Sub-Adviser," as applicable.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.